Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	provision for (
benefit
from) income taxes consisted of the following:

	December 31,
	2022	2021
Current:
Federal	$—	$—
State	7	(1)

Total current	7	(1)
Deferred:
Federal	—	(152)
State	—	—

Total deferred	—	(152)

Total provision for (benefit from) income taxes	$7	$(153)

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate
The reconciliation of federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021
Expected income tax benefit at the federal statutory rate	$(8,421)	$(8,502)
State taxes, net of federal benefit	(80)	(42)
Research and development credit, net	—	—
Deferred tax true up	14	—
Non-deductible items	135	2,129
Change in valuation allowance	8,359	6,262

Total	$7	$(153)

Summary of Significant Components of Deferred Tax Assets
Significant components of the Company’s deferred tax assets are summarized as follows:

	December 31,
	2022	2021
Deferred tax assets:
Federal and state new operating loss carryforwards	$12,025	$6,844
Research and development tax credits	207	207
Depreciation and amortization	12	25
Stock based compensation	277	55
Section 174 costs	2,613	—
Accruals and reserves	394	284

Gross deferred tax assets	$15,528	7,415
Less Valuation allowance	(14,706)	(6,347)

Net deferred tax assets	$822	$1,068
Deferred tax liabilities:
Capitalized internal use software	(822)	(1,068)

Net deferred tax liabilities	(822)	(1,068)

Net deferred tax liability	$—	$—

Summary of Changes in Gross Unrecognized Tax Benefits
The following is a summary of the changes in the Company’s gross unrecognized tax benefits:

Balance as of December 31, 2021	$77
Increase related to tax position taken	—

Balance as of December 31, 2022	$77